Annual Total Returns - A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	10.46%	0.57%	5.60%	(6.57%)	(1.20%)	4.59%	2.43%	0.73%	1.29%	0.47%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund
Prospectus [Line Items]
Annual Return [Percent]	7.73%	3.97%	3.33%	(3.28%)	(0.51%)	2.53%	1.73%	2.00%	1.56%	1.21%
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund
Prospectus [Line Items]
Annual Return [Percent]	6.64%	6.95%	8.17%	(3.35%)	4.63%	2.86%	8.43%	(0.66%)	4.55%	9.00%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund
Prospectus [Line Items]
Annual Return [Percent]	4.23%	8.57%	14.04%	(3.14%)	5.15%	1.62%	8.63%	0.12%	4.87%	12.67%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund
Prospectus [Line Items]
Annual Return [Percent]	3.60%	7.95%	11.83%	(2.59%)	4.02%	2.16%	6.84%	0.54%	4.08%	10.93%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund
Prospectus [Line Items]
Annual Return [Percent]	4.23%	7.76%	11.77%	(3.36%)	4.41%	2.51%	7.96%	(0.10%)	4.34%	11.34%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund
Prospectus [Line Items]
Annual Return [Percent]	14.57%	(2.82%)	8.45%	(11.29%)	(5.70%)	9.32%	6.09%	(2.67%)	10.58%	2.16%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund
Prospectus [Line Items]
Annual Return [Percent]	25.68%	(1.23%)	13.63%	(11.98%)	(7.64%)	4.67%	22.64%	(8.40%)	16.10%	12.33%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund
Prospectus [Line Items]
Annual Return [Percent]	12.11%	8.40%	6.69%	(0.75%)	1.88%	3.27%	9.41%	(3.57%)	3.97%	3.77%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund
Prospectus [Line Items]
Annual Return [Percent]	20.04%	9.19%	8.10%	(2.30%)	3.36%	4.49%	14.43%	(8.66%)	5.49%	5.57%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund
Prospectus [Line Items]
Annual Return [Percent]	12.15%	6.38%	8.24%	(2.55%)	1.33%	7.52%	9.32%	(2.68%)	4.90%	5.54%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	12.06%	18.00%	20.69%	(18.19%)	21.18%	15.46%	27.43%	(5.80%)	19.15%	7.57%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	9.12%	19.34%	41.77%	(29.56%)	18.52%	33.55%	31.91%	0.01%	25.78%	1.76%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	(6.59%)	11.88%	11.04%	(16.54%)	20.99%	12.33%	27.32%	(5.76%)	15.20%	18.86%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund
Prospectus [Line Items]
Annual Return [Percent]	12.89%	14.40%	9.41%	(9.78%)	25.95%	4.37%	29.72%	(5.96%)	17.65%	9.03%
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	32.84%	11.75%	25.44%	(14.83%)	13.05%	13.19%	12.34%	(14.76%)	31.21%	8.23%
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund
Prospectus [Line Items]
Annual Return [Percent]	23.93%	8.73%	25.01%	(18.76%)	23.08%	14.34%	28.50%	(11.44%)	20.02%	1.88%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund
Prospectus [Line Items]
Annual Return [Percent]	20.10%	7.89%	18.49%	(16.77%)	15.11%	10.54%	23.50%	(8.41%)	16.18%	3.33%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	8.11%	7.41%	11.69%	(7.36%)	7.23%	4.42%	13.95%	(3.29%)	6.29%	12.56%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund
Prospectus [Line Items]
Annual Return [Percent]	6.11%	7.80%	11.77%	(6.47%)	4.30%	1.60%	11.32%	(3.24%)	11.30%	7.36%